Summary of Significant Accounting Policies - Summary of Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	$ (9,835,736)	$ (1,938,812)	$ (18,950,423)	$ (3,830,463)	$ (13,279,780)	$ (8,358,043)	$ (5,947,294)
General and administrative					(2,509,859)	(1,233,876)	(1,739,815)
Loss from operations	(16,348,289)	(2,368,279)	(26,271,742)	(4,587,873)	(15,789,639)	(9,591,919)	(7,687,109)
Foreign currency gain/ (loss)	563,854	(46,347)	986,566	(43,873)	(77,147)	(34,023)	1,590
Loss before income taxes	(11,651,910)	(2,414,626)	(21,152,651)	(4,631,746)	(15,866,786)	(9,625,942)	(7,685,519)
Other expenses	37,123	0	37,123	0
Corporate, Non-Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
General and administrative	(3,571,814)	(429,467)	(4,380,580)	(757,410)
Selling	(2,903,616)	0	(2,903,616)	0
Other expenses	(37,123)	0	(37,123)	0
eVTOL [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	(7,599,457)	(1,680,380)	(15,303,608)	(3,391,454)	(11,207,794)	(7,583,456)	(5,255,068)
UATM [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	(1,365,309)	(258,432)	(2,775,845)	(439,009)	$ (2,071,986)	$ (774,587)	$ (692,226)
Service Support [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	$ (870,970)	$ 0	$ (870,970)	$ 0